Leases	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
LEASES

NOTE 7 — LEASES

Operating leases as lessor

The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 2 years. The leases do not contain contingent payments. At March 31, 2021, the minimum future rental income to be received is as follows:

Year ending March 31,	RMB
2022	2,200
Total	2,200

For the years ended March 31, 2019, 2020 and 2021, the operating lease income of RMB2,400, RMB2,400 and RMB2,400, respectively, net of the depreciation charges of corresponding equipment of RMB2,255, RMB2,255 and RMB2,255, respectively, were recorded in other (income) expenses, net in the consolidated statements of comprehensive loss.

Operating leases as lessee

The Company leases space under non-cancelable operating leases for office and manufacturing locations and production equipment. These leases do not have significant rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions.

Most leases include option to renew in condition that it is agreed by the landlord before expiry. Therefore, the majority of renewals to extend the lease terms are not included in its right-of-use assets and lease liabilities as they are not reasonably certain of exercise. The Company regularly evaluate the renewal options and when they are reasonably certain of exercise, the Company includes the renewal period in its lease term.

As most of the Company’s leases do not provide an implicit rate, it uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of the lease payments.

The components of the Company’s lease expense are as follows:

	Year ended March 31,
	2020	2021
	RMB	RMB
Operating lease cost	895	1,016
Short-term lease cost	1,418	1,163
Lease cost	2,313	2,179

During the year ended March 31, 2020, UTime GZ entered into supplementary agreement with the lessor and modified the original warehouse lease contract effective since September 1, 2017. Total lease amount reduced from RMB18,876 to RMB7,550 for the 4 years and 6 months’ lease period.

Supplemental cash flow information related to its operating leases was as follows for the period ended March 31, 2020 and 2021:

	Year ended March 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	1,130	1,325

Maturities of its lease liabilities for all operating leases are as follows as of March 31, 2021:

Year Ended March 31,
RMB
2022	1,219
2023	292
Total lease payments	1,511
Less: Interest	(82)
Present value of lease liabilities	1,429
Less current portion, record in current liabilities	(1,144)
Long-term lease liabilities, record in non-current liabilities	285

The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2021:

	As of March 31,
	2020	2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.19	1.23
Weighted average discount rate	8.64%	8.64%